Intangible Assets and Goodwill (Details) $ in Millions	Sep. 30, 2025 USD ($)
Goodwill [member]
Intangible Assets and Goodwill [Line Items]
Intangible assets	$ 109
Customer Relationships [Member]
Intangible Assets and Goodwill [Line Items]
Intangible assets	32
Brand and Trademarks [Member]
Intangible Assets and Goodwill [Line Items]
Intangible assets	18
Software [Member]
Intangible Assets and Goodwill [Line Items]
Intangible assets	$ 8